Average Annual Total Returns{- Franklin Rising Dividends VIP Fund} - FTVIP Class 1-59 - Franklin Rising Dividends VIP Fund	Class 1 Return Before Taxes Past 1 year	Class 1 Return Before Taxes Past 5 years	Class 1 Return Before Taxes Past 10 years	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	29.58%	10.86%	13.09%	31.49%	11.70%	13.56%